ASSET ACQUISITION OF STAR BUDS INTERNATIONAL INC. (Tables)	12 Months Ended
Jun. 30, 2020
Acquisition Of Cordova Or Operations Llc
Liabilities assumed and allocation
	$

Consideration paid
33,500,000 common shares at $0.17 per share		5,695,000
Initial promissory note (iv)		381,093
Additional promissory notes (v)		302,678
		6,378,771
Liabilities assumed		55,000
		6,433,771
Amount allocated to:
Leasehold improvements		1,060,224
Rental deposits		129,580
Intangible asset - Star Buds trade name		5,243,967
Balance, June 30, 2020		6,433,771